The following is a summary of warrants outstanding and exercisable as at February 29, 2024: (Details)	12 Months Ended
Feb. 29, 2024 $ / shares shares
Warrants [member]
IfrsStatementLineItems [Line Items]
Expiry Date	August 23, 2024
Number of warrants	80,640
Number of warrants	80,640
Exercise price | $ / shares	$ 0.25
Weighted average life remaining	5 months 23 days
Number of warrants	16,962,927
Warrants One [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	December 31, 2025
Number of warrants	10,024,498
Number of warrants	10,024,498
Exercise price | $ / shares	$ 0.50
Weighted average life remaining	1 year 10 months 2 days
Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	April 24, 2026
Number of warrants	1,607,789
Number of warrants	1,607,789
Exercise price | $ / shares	$ 1.25
Weighted average life remaining	2 years 1 month 24 days
Warrants Three [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	December 31, 2028
Number of warrants	5,250,000
Number of warrants	2,625,000
Exercise price | $ / shares	$ 0.40
Weighted average life remaining	4 years 9 months 29 days
Number of warrants	14,337,927